INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Fair Value of the Equity Method Investment	Accordingly, the Company was deemed to have significant influence resulting in the Company accounting for these investments under the equity method (in thousands):

	5042 Real Estate Investment, LLC	Reeform, LLC	Lompoc TIC, LLC	TOTAL
Balance December 31, 2023	$1,971	$164	$192	$2,327
Gain (Loss) on Equity Method Investments	194	(164)	(16)	14
Balance December 31, 2024	2,165	—	176	2,341
Acquisition of Equity Method Investment	—	—	(173)	(173)
Consolidation of Equity Method Investment	(2,252)	—	—	(2,252)
Gain (Loss) on Equity Method Investments	87	—	(3)	84
Balance at December 31, 2025	$—	$—	$—	$—